Other non-current assets - License agreement (Details) $ / shares in Units, € in Millions, $ in Millions		1 Months Ended
	Jan. 01, 2021 $ / shares shares	Oct. 31, 2023 USD ($)	Jun. 30, 2022 EUR (€)	Jun. 30, 2022 USD ($)	Mar. 31, 2021 USD ($) shares	Jan. 31, 2021 $ / shares shares
AgomAb
Financial instruments and financial risk management
Fair value of current financial assets				$ 4.3
AgomAb | Preferred Class B Shares
Financial instruments and financial risk management
Proceeds from issue of shares			€ 38.4		$ 74.0
Shares issued | shares					286,705
Fair value of non-current financial assets				$ 4.3	$ 11.2
AgomAb | Preferred Class C Shares
Financial instruments and financial risk management
Proceeds from issue of shares		$ 100.0
Zai Lab
Financial instruments and financial risk management
Number of shares issued | shares	568,182					568,182
Share price | $ / shares	$ 132					$ 132